Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 683,000
Previously Paid Amount	0.00
Total Fee Amount	104.57
Total Offset Amount	0.00
Net Fee	104.57
Narrative - Max Aggregate Offering Price	$ 683,000
Final Prospectus	true